OPERATING INCOME - Other operating income (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING INCOME
Leases		$ 682,525	$ 624,062	$ 563,861
Net foreign exchange and Derivatives foreign exchange contracts	[1]	219,835	61,391	315,985
Services		170,494	170,459	164,150
Gains on sale of assets		93,548	75,976	40,600
Investment property valuation	[2]	93,197	77,350	55,573
Insurance	[3]	60,452	54,679	49,640
Other reversals		49,079	47,657	140,012
Penalties for failure to contracts		28,554	16,302	19,881
Hedging		663	14,158	(3,678)
Others		136,900	109,533	207,713
Total Other operating income		$ 1,535,247	$ 1,251,567	$ 1,553,737	[4]

[1]	Other operating income 2019 2018 2017 In millions of COPLeases 682,525 624,062 563,861 Net foreign exchange and Derivatives Foreign exchange contracts (1) 219,835 61,391 315,985Services 170,494 170,459 164,150Gains on sale of assets 93,548 75,976 40,600Investment property valuation (2) 93,197 77,350 55,573Insurance(3) 60,452 54,679 49,640Other reversals 49,079 47,657 140,012Penalties for failure to contracts 28,554 16,302 19,881Hedging 663 14,158 (3,678)Others 136,900 109,533 207,713Total Other operating income 1,535,247 1,251,567 1,553,737Corresponds to the management of assets and liabilities in foreign currency.
[2]	See Note 11 Investment properties.
[3]	Corresponds to income from Seguros Agromercantil Guatemala insurance operations. See Note 9 Goodwill and intangible assets, net.
[4]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.